Marketable Securities - Marketable Available-for-Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 6,188	$ 6,841
Gross Unrealized Gains	3	4
Gross Unrealized Losses		(2)
Estimated Fair Value	6,191	6,843
Corporate debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,832	6,355
Gross Unrealized Gains	2	3
Gross Unrealized Losses		(2)
Estimated Fair Value	5,834	6,356
Asset-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	356	486
Gross Unrealized Gains	1	1
Gross Unrealized Losses
Estimated Fair Value	$ 357	$ 487